Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties - CNY (¥) ¥ in Thousands		Aug. 31, 2023	Aug. 31, 2022
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amount owed from related parties		¥ 6,496	¥ 7,334
Allowance for amounts due from related parties		(13,399)	(572)
Amounts due to Affected Entities [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amount owed from related parties		188,445	196,626
Amounts due to Affected Entities [Member] | BGY Education Investment and its Affiliates [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amount owed from related parties	[1]	190,404	185,366
Amounts due to Affected Entities [Member] | Kaiping Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amount owed from related parties	[2]	1,060	1,060
Amounts due to Affected Entities [Member] | Others [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amount owed from related parties		380	772
Amounts Due to Related Parties [Member] | Chuzhou Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amount owed from related parties	[3]	10,000	10,000
Amounts due to related parties [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties		311,451	343,032
Amounts due to related parties [Member] | BGY Education Investment and its affiliates [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[4]	265,745	307,587
Amounts due to related parties [Member] | Chuzhou Country Garden Property Development Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[5]	30,769	30,769
Amounts due to related parties [Member] | uidong Country Garden Real Estate Development Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[6]	7,713	1,833
Amounts due to related parties [Member] | Others [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties		7,224	2,843
Other non-current liabilities due to related parties [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties			11,197
Other non-current liabilities due to related parties [Member] | Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Related Party Transactions (Details) - Schedule of Amounts Owed from and to Related Parties [Line Items]
Amounts due to related parties	[7]		¥ 11,197

[1]	The amounts mainly represent the acquisition payable paid on behalf of BGY Education Investment and its affiliates, and the receivables from disposal of property and equipment to BGY Education investment.
[2]	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd.. For the year ended August 31, 2023, the Group provided a full allowance for it.
[3]	The amounts represent the expense paid on behalf of Shaoguan Shunhong Real Estate Development Co., Ltd.. For the year ended August 31, 2023, the Group provided a full allowance for it.
[4]	The amounts mainly represent the acquisition payables to BGY Education Investment and its affiliates for the acquisition of certain PRC subsidiaries under common control in fiscal year 2021.
[5]	The amounts mainly represent financing funds from other entities controlled by Ms. H, for the purpose of maintaining daily operation of certain schools.
[6]	The amounts represent the rental payables to Huidong Country Garden Property Development Co., Ltd. for certain short-term leases.
[7]	The amounts represent the acquisition payables to Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. for the acquisition of Leti in fiscal year 2021 (Note 4).